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		United States
      Securities and Exchange Commission
	     Washington, D.C. 20549

		   Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
	 Management Investment Company
-------------------------------------------------------------
Investment Company Act file number: 811-05807
-------------------------------------------------------------
	      NAIC Growth Fund, Inc.
(Exact name of registrant as specified in charter)

711 West 13 Mile Road, Madison Heights, MI 48071
(Address of principal executive offices) (zip code)
-------------------------------------------------------------
           Kenneth S. Janke, President
             NAIC Growth Fund, Inc.
              711 W. 13 Mile Road
            Madison Heights, MI 48071
                (248) 583-6242
      (Name and address of agent for service)
-------------------------------------------------------------
Registrant's telephone number, including area code:
		 (877) 275-6242

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004



Item 1. Schedule of Investments

NAIC Growth Fund, Inc.
Portfolio of Investments - September 30, 2004 (unaudited)

%  Common Stock       Shares       Cost      Market

3.0	Auto Replacement

O'Reilly Auto*        20,000    $242,606    $766,800
					    --------
					    $766,500

12.5   Banking

JP Morgan Chase       13,200     331,370     523,776
Citigroup             18,000     194,288     804,600
Comerica, Inc.        10,000     404,669     588,600
Huntington Banc.      25,000     238,023     618,750
Synovus Financial     25,000     263,393     647,500
					     -------
					   3,183,226

2.6     Building Products

Johnson Controls      12,000      96,895     672,120
                                             -------
                                             672,120

2.8     Chemicals

RPM                   25,000     287,099     431,250
Sigma Aldrich          5,000      94,937     286,850
					     -------
					     718,100

3.7     Consumer Products

Colgate-Palmolive     14,000     382,490     637,000
Newell Rubbermaid     16,000     413,527     319,840
  				             -------
					     956,840

3.1     Electrical Equipment

General Electric      24,000     441,341     802,800
					     -------
					     802,800

1.8     Electronics

Diebold               10,000     269,187     469,900
					     -------
				             469,900
10.5    Ethical Drugs

Abbott Laboratories   12,000     516,377     507,720
Johnson & Johnson     15,000     614,274     855,450
Merck & Co., Inc.     10,000     359,350     450,700
Pfizer, Inc.          28,000     606,755     845,040
					     -------
					   2,658,910
1.6    Financial Services

State Street Boston   10,000     167,976     421,500
					     -------
					     421,500

6.7     Food

ConAgra               18,000     351,815     467,100
Heinz, H.J.           16,000     532,050     578,080
McCormick & Co        20,000     223,975     662,800
					     -------
					   1,707,980

7.9     Hospital Supplies

Biomet Corp.          17,000     166,709     801,210
PolyMedica             8,000     218,481     246,480
Stryker Corp.         20,000      95,500     955,600
					     -------
				           2,003,290

2.7     Industrial Services

Donaldson Co.         24,000     162,563     680,640
					     -------
					     680,640

6.0     Insurance

AFLAC, Inc.           20,000     143,906     783,800
American Int'l Group  11,000     266,419     753,500
					     -------
					   1,537,300

2.4     Machinery

Emerson Electric      10,000     335,278     621,800
					     -------
					     621,800

8.4     Multi Industry

Carlisle               9,000     364,086     576,630
Pentair               28,000     456,569     955,080
Teleflex              14,000     445,436     600,180
					     -------
					   2,131,890

1.3     Office Supplies

Avery Dennison         5,000     264,504     323,550
					     -------
				             323,550

2.0     Realty Trust

First Industrial
 Realty Trust         14,000     394,963     518,980
					     -------
					     518,980

2.8     Soft Drinks

PepsiCo               15,000     335,649     721,500
					     -------
					     721,500


2.3     Transportation

Sysco Corp.           20,000     142,750     600,000
					     -------
					     600,000
84.1% Investment
        Securities            $10,825,210 $21,497,126
-------------------------------------------------------
   Short-term Investments

15.6  United States Treasury Bills,
       Maturing 10/28/2004
       Interest rate: 1.5%                 $3,994,089

 0.4 Misc. Cash Equivalents                   116,268
-------------------------------------------------------
16.0%                                      $4,110,357

Total Investments                         $25,607,483

(0.1) All other assets less liabilities       (32,141)
-------------------------------------------------------
100%  TOTAL NET ASSETS                    $25,575,342

* non-income producing securities

footnote:

The following information is based upon federal income tax cost of portfolio investments as of September 30, 2004:

Gross Unrealized Appreciation	$10,744,261
Gross Unrealized Depreciation	   (102,345)
  				------------
  Net Unrealized Appreciation	$10,671,916
				------------

Federal Income Tax Cost		$10,825,210


ITEM 2. CONTROLS AND PROCEDURES.

     (i) As of November 2, 2004, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President (Principal Executive Officer) and Accountant (person performing the functions of the Principal Financial Officer). Based on that evaluation, the registrant's President and Accountant concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed in the reports that the registrant files on Form N-CSR and Form N-Q is accumulated and communicated to the registrant's management, including its Principal Executive Officer and Principal Financial Officer,as appropriate, to allow timely decisions regarding required disclosure.

     (ii) There has been no change in the registrants's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the 9 months ending September 30, 2004 that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3. Exhibits

(A) Certification of principal executive officer as required by Rule 30a-2(a) under the Act.

(B) Certification of principal financial officer as required by Rule 30a-2(a) under the Act.

                         SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC GROWTH FUND, INC.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Kenneth S. Janke
    ----------------------
    Kenneth S. Janke
    President (Principal Executive Officer)

Date: November 17, 2004

By: /s/ Calvin George
    ---------------------
    Calvin George
    Accountant (Principal Financial Officer)

Date: November 17, 2004